Restructuring - 2018 Restructuring Plan (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 0	$ 12,490,000	$ 0	$ 12,490,000
Resource Rationalizations 2018
Restructuring Reserve [Roll Forward]
Restructuring charges				$ 12,500,000	$ 12,490,000
Restructuring, beginning balance			6,419,000
Utilization			(4,036,000)		(6,071,000)
Restructuring, ending balance	2,383,000		2,383,000		6,419,000
Resource Rationalizations 2018 | Workforce Reduction
Restructuring Reserve [Roll Forward]
Restructuring charges					9,684,000
Restructuring, beginning balance			4,285,000
Utilization			(3,430,000)		(5,399,000)
Restructuring, ending balance	855,000		855,000		4,285,000
Resource Rationalizations 2018 | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring charges					2,806,000
Restructuring, beginning balance			2,134,000
Utilization			(606,000)		(672,000)
Restructuring, ending balance	$ 1,528,000		$ 1,528,000		$ 2,134,000